Long-term debt, current and non-current, textuals 2 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vessels Installments	Dec. 31, 2019 USD ($) Vessels
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments	quarterly or semi-annual
Debt Instrument, Description of Variable Rate Basis	LIBOR plus margin
Long-term Debt, Weighted Average Interest Rate	3.02%	4.56%
Number Of Vessels Collateral For Debt | Vessels	30	30
Debt Instrument Collateral Amount	$ 629,349
Compensating Balance, Amount	$ 20,000	$ 21,000
Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage	1.65%
Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage	2.50%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 15, 2012
Debt Instrument, Face Amount	$ 37,450
Debt Instrument, Number of installments | Installments	40
Debt Instrument, Frequency of Periodic Payments	quarterly
Debt Instrument, Periodic Payment, Principal	$ 628
Debt Instrument, Baloon Payment	$ 12,332
Debt Instrument, Maturity Date	Feb. 15, 2022
Debt Instrument, Description of Variable Rate Basis	LIBOR
Loan Margin Percentage	2.50%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 18, 2012
Debt Instrument, Face Amount	$ 34,640
Debt Instrument, Number of installments | Installments	40
Debt Instrument, Frequency of Periodic Payments	quarterly
Debt Instrument, Periodic Payment, Principal	$ 581
Debt Instrument, Baloon Payment	$ 11,410
Debt Instrument, Maturity Date	May 18, 2022
Debt Instrument, Description of Variable Rate Basis	LIBOR
Loan Margin Percentage	2.50%